Employee Benefit Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Nonqualified Deferred Compensation Plan [Member] installment	Dec. 31, 2011 Nonqualified Deferred Compensation Plan [Member]	Dec. 31, 2010 Nonqualified Deferred Compensation Plan [Member]	Dec. 31, 2012 Outside Directors [Member]	Dec. 31, 2011 Outside Directors [Member]	Dec. 31, 2010 Outside Directors [Member]	Dec. 31, 2012 Employee Stock Ownership Plan ESOP Plan [Member]	Dec. 31, 2008 Initial Public Offering [Member]	Dec. 31, 2012 Stock Option And Incentive Plan 1994 [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer contribution for defined contribution plan	$ 668,000	$ 597,000	$ 507,000
Deferred compensation expense				45,000	51,000	57,000
Number of annual installments of deferred compensation (installment)				2
Number of days after departure from board of directors for payment of deferred compensation (days)				90 days
Number of deferred common stock (shares)							5,549	5,328	4,422
Weighted-average grant date fair values of deferred common stock (dollars per share)							$ 66.12	$ 64.55	$ 56.90
Directors Deferred Compensation Plan, cash payout liability								78,000	143,000
Employee Stock Ownership Plan, service period eligible to participate (years)										1 year
Participants vesting percentage after three years of continuous service (percent)										100.00%
Employee Stock Ownership Plan, vesting period (years)										3 years
Contribution to Employee Stock Ownership Plan, common stock (shares)											22,500
Employee Stock Ownership Plan, common stock, shares outstanding (shares)	198,732
Employee Stock Ownership Plan, common stock, fair value	$ 12,900,000
Description of bonus												Under the terms of the supplemental bonus agreements, MAA will pay bonuses to these employees equal to 3% of the original note balance on each anniversary date of the advance, limited to 15% of the aggregate purchase price of the shares and units.